Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail) - USD ($)			12 Months Ended
	Apr. 12, 2021	Jul. 08, 2020	Mar. 26, 2022	Mar. 27, 2021
Finance Lease Obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate			2.20%	2.20%
Finance Lease Obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate			3.90%	3.90%
Investissement Québec [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		3.14%	3.14%
Long-term debt		$ 10,000,000	$ 10,000,000
Repayment of debt term		60 months	60 months
Deferred financing costs			$ 20,000,000	$ 44,000,000
Term loan From Business Development Bank of Canada [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate	8.30%
Long-term debt			$ 374,000	$ 0
Repayment of debt term	72 months
Debt Instrument, Face Amount	$ 400,000
Debt instrument first required payment month year	2021-05
Cash Contribution one [Member] | Montel [Member]
Debt Instrument [Line Items]
Interest on Cash advances			11.00%	11.00%
Cash received from related party			$ 1,500,000	$ 1,500,000
Long-term debt			$ 1,875,000	$ 1,887,000
Cash Contribution Two [Member] | Montel [Member]
Debt Instrument [Line Items]
Interest on Cash advances			11.00%	11.00%
Line of Credit Facility Repayment Date			Aug. 31, 2021	Aug. 31, 2021
Cash received from related party			$ 2,500,000
Long-term debt			$ 0	$ 1,573,000
Term Loan Facility Repayable At October Two Thousand Twenty Two [Member] | Term Loan From SLR Credit Solutions CDOR Plus Eight Point Two Five Percent [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate			7.75%	8.25%
Net of deferred financing costs			$ 314,000	$ 167,000
Long-term debt			$ 12,186,000	$ 12,333,000